Consolidated Statements of Changes in Equity - USD ($)		Ordinary Shares Class A		Ordinary Shares Class B	Additional Paid-in Capital	Statutory Reserve	Accumulated Deficit	Accumulated Other Comprehensive Loss Income (Loss)	Non-controlling Interest	Total
Balance at Dec. 31, 2021		$ 1,946		$ 550	$ 22,986,975	$ 1,199,054	$ 7,180,891	$ 1,197,006		$ 32,566,422
Balance (in Shares) at Dec. 31, 2021	[1]	1,945,343		549,772
Issuance of Class A Ordinary Shares in connection with public offering		$ 106			1,850,638					1,850,744
Issuance of Class A Ordinary Shares in connection with public offering (in Shares)		106,000	[1]
Share-based compensation expenses		$ 2			160,775					160,777
Share-based compensation expenses (in Shares)		1,800	[1]
Acquisition of subsidiaries									2,978,903	2,978,903
Net (loss) income							(2,940,891)		118,572	(2,822,319)
Appropriation of statutory reserve						115,963	(115,963)
Foreign currency translation adjustments								(1,708,830)	(6,432)	(1,715,262)
Balance at Dec. 31, 2022		$ 2,054		$ 550	24,998,388	1,315,017	4,124,037	(511,824)	3,091,043	33,019,265
Balance (in Shares) at Dec. 31, 2022	[1]	2,053,143		549,772
Share-based compensation expenses		$ 2			135,545					135,547
Share-based compensation expenses (in Shares)		1,800	[1]
Net (loss) income							(11,335,911)		28,672	(11,307,239)
Appropriation of statutory reserve						56,151	(56,151)
Foreign currency translation adjustments								(721,077)	(88,326)	(809,403)
Balance at Dec. 31, 2023		$ 2,056		$ 550	25,133,933	1,371,168	(7,268,025)	(1,232,901)	3,031,389	21,038,170
Balance (in Shares) at Dec. 31, 2023	[1]	2,054,943		549,772
Sales of ordinary shares		$ 13,094			3,825,106					3,838,200
Sales of ordinary shares (in Shares)		13,094,000	[1]
Exercise of warrants		$ 9,600			(9,600)
Exercise of warrants (in Shares)		9,600,000	[1]
Share-based compensation expenses		$ 39			109,675					109,714
Share-based compensation expenses (in Shares)		39,000	[1]
Issuance of fraction shares for share consolidation		$ 51			(51)
Issuance of fraction shares for share consolidation (in Shares)		51,188	[1]
Net (loss) income							(643,229)		369,816	(273,413)
Appropriation of statutory reserve						161,208	(161,208)
Reversal of statutory reserve						(113,186)	113,186
Foreign currency translation adjustments								(473,559)	(88,059)	(561,618)
Balance at Dec. 31, 2024		$ 24,840		$ 550	$ 29,059,063	$ 1,419,190	$ (7,959,276)	$ (1,706,460)	$ 3,313,146	$ 24,151,053
Balance (in Shares) at Dec. 31, 2024	[1]	24,839,131		549,772

[1]	Retrospectively restated for the effect of share consolidation (see Note 18).